Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 4, 2011
PIA MBS Bond Fund (Prospectus Summary) | PIA MBS Bond Fund | Managed Account Completion Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMTGX

PIA MBS Bond Fund (Prospectus Summary) | PIA MBS Bond Fund
PIA MBS Bond Fund ("MBS Bond Fund")
Investment Objective
The MBS Bond Fund's investment objective is to seek to provide a total rate of return that approximates that of mortgage-backed securities ("MBS") included in the Barclays Capital U.S. MBS Fixed Rate Index (the "MBS Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Bond Fund.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA MBS Bond Fund Managed Account Completion Shares
Management Fees	[1]	none
Other Expenses		0.19%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[2]	0.22%
Less: Expense Reimbursement		(0.19%)
Net Annual Fund Operating Expenses	[1]	0.03%
[1]	The Adviser will not charge a fee for its advisory services to the MBS Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses - "AFFE") incurred by the Fund through at least March 30, 2012 (the "voluntary expense limitation"). This waiver arrangement may be discontinued at any time after March 30, 2012, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.03% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.

Example
This Example is intended to help you compare the cost of investing in the MBS
Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PIA MBS Bond Fund Managed Account Completion Shares	3	51	105	261

Portfolio Turnover
The MBS Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 388% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the MBS Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that meet the criteria for inclusion in the MBS Index. In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS
Index, although there is no guarantee that the Adviser will be able to do so.
The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (GNMA), Federal National
Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC)
with a minimum issue size of  $150 million. The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the
MBS Bond Fund's portfolio. The weighted average duration of the MBS Bond Fund will generally be in a range of plus or minus one year of the effective duration of the MBS Index.

The MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives. The MBS Bond Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks. The MBS Bond Fund may also utilize the "To Be
Announced" ("TBA") market for MBS for up to 100% of its net assets. The TBA market allows investors to gain exposure to MBS securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month. In addition, the
MBS Bond Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement. The MBS Bond
Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities. The MBS Bond Fund may also invest up to 20% of its net assets in collateralized mortgage obligations ("CMOs"), asset-backed securities, commercial mortgage-backed securities and other mortgage-related securities that are not part of the MBS Index.

The MBS Bond Fund's annual portfolio turnover rate may exceed 100%.

The Adviser will sell a security as part of its overall investment decision to: remove an overvalued security or reposition the Fund's assets into a more attractive security.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the MBS
Bond Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

·  Market Risk. The prices of the securities in which the MBS Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

·  Management Risk. The MBS Bond Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to produce the desired results.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   MBS Bond Fund may not be able to make interest or principal payments.

·  Prepayment Risk. Issuers of securities held by the MBS Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

·  Risks Associated with Real Estate and Regulatory Actions. The securities that the MBS Bond Fund owns are dependent on real estate prices. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody's, Standard & Poor's and/or Fitch, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action could impact the prices of the securities the Fund owns.

·  Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the MBS Bond Fund at quoted market prices.

·  Derivatives Risk. The MBS Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes. A derivative security is a financial contract whose value is based on (or "derived from") a traditional security (such as a bond) or a market index. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

·  TBA Securities Risk. The MBS Bond Fund may invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

·  CMO Risk. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on
   CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk.

·  Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund's portfolio.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

·  Leverage Risk. Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

·  Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation.

·  Government-Sponsored Entities Risk. The MBS Bond Fund invests in securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC. However, these securities may not be guaranteed or insured by the
   U.S. Government and may only be supported by the credit of the issuing agency.

·  Risks Associated with Mortgage-Backed Securities. These risks include Market
   Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

Performance
The following performance information provides some indication of the risks of investing in the MBS Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the MBS Bond Fund's highest total return for a quarter was 4.22% (quarter ended December 31, 2008) and the lowest total return for a quarter was -0.76% (quarter ended June 30, 2008).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns PIA MBS Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Managed Account Completion Shares	PIA MBS Bond Fund Return Before Taxes	5.11%	6.34%	Feb 28, 2006
Managed Account Completion Shares After Taxes on Distributions	PIA MBS Bond Fund Return After Taxes on Distributions	3.12%	4.07%	Feb 28, 2006
Managed Account Completion Shares After Taxes on Distributions and Sales	PIA MBS Bond Fund Return after Taxes on Distributions and Sale of Fund Shares	3.31%	4.13%	Feb 28, 2006
Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	5.50%	6.44%	Feb 28, 2006

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as
401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
PIA MBS Bond Fund (Prospectus Summary) | PIA MBS Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PIA MBS Bond Fund ("MBS Bond Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The MBS Bond Fund's investment objective is to seek to provide a total rate of return that approximates that of mortgage-backed securities ("MBS") included in the Barclays Capital U.S. MBS Fixed Rate Index (the "MBS Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Bond Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The MBS Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 388% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	388.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the MBS
Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the MBS Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that meet the criteria for inclusion in the MBS Index. In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS
Index, although there is no guarantee that the Adviser will be able to do so.
The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (GNMA), Federal National
Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC)
with a minimum issue size of  $150 million. The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the
MBS Bond Fund's portfolio. The weighted average duration of the MBS Bond Fund will generally be in a range of plus or minus one year of the effective duration of the MBS Index.

The MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives. The MBS Bond Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks. The MBS Bond Fund may also utilize the "To Be
Announced" ("TBA") market for MBS for up to 100% of its net assets. The TBA market allows investors to gain exposure to MBS securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month. In addition, the
MBS Bond Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement. The MBS Bond
Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities. The MBS Bond Fund may also invest up to 20% of its net assets in collateralized mortgage obligations ("CMOs"), asset-backed securities, commercial mortgage-backed securities and other mortgage-related securities that are not part of the MBS Index.

The MBS Bond Fund's annual portfolio turnover rate may exceed 100%.

The Adviser will sell a security as part of its overall investment decision to: remove an overvalued security or reposition the Fund's assets into a more attractive security.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the MBS
Bond Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

·  Market Risk. The prices of the securities in which the MBS Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

·  Management Risk. The MBS Bond Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to produce the desired results.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   MBS Bond Fund may not be able to make interest or principal payments.

·  Prepayment Risk. Issuers of securities held by the MBS Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

·  Risks Associated with Real Estate and Regulatory Actions. The securities that the MBS Bond Fund owns are dependent on real estate prices. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody's, Standard & Poor's and/or Fitch, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action could impact the prices of the securities the Fund owns.

·  Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the MBS Bond Fund at quoted market prices.

·  Derivatives Risk. The MBS Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes. A derivative security is a financial contract whose value is based on (or "derived from") a traditional security (such as a bond) or a market index. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

·  TBA Securities Risk. The MBS Bond Fund may invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

·  CMO Risk. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on
   CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk.

·  Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund's portfolio.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

·  Leverage Risk. Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

·  Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation.

·  Government-Sponsored Entities Risk. The MBS Bond Fund invests in securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC. However, these securities may not be guaranteed or insured by the
   U.S. Government and may only be supported by the credit of the issuing agency.

·  Risks Associated with Mortgage-Backed Securities. These risks include Market
   Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the MBS Bond Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the MBS Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the MBS Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the MBS Bond Fund's highest total return for a quarter was 4.22% (quarter ended December 31, 2008) and the lowest total return for a quarter was -0.76% (quarter ended June 30, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as
401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
PIA MBS Bond Fund (Prospectus Summary) | PIA MBS Bond Fund | Managed Account Completion Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.76%)
PIA MBS Bond Fund | Barclays Capital U.S. MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
PIA MBS Bond Fund | Managed Account Completion Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%	[2]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.03%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	3
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	51
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	105
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	261
Annual Return 2007	rr_AnnualReturn2007	6.90%
Annual Return 2008	rr_AnnualReturn2008	8.10%
Annual Return 2009	rr_AnnualReturn2009	6.08%
Annual Return 2010	rr_AnnualReturn2010	5.11%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	PIA MBS Bond Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
PIA MBS Bond Fund | Managed Account Completion Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	PIA MBS Bond Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
PIA MBS Bond Fund | Managed Account Completion Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	PIA MBS Bond Fund Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006

[1]	The Adviser will not charge a fee for its advisory services to the MBS Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses - "AFFE") incurred by the Fund through at least March 30, 2012 (the "voluntary expense limitation"). This waiver arrangement may be discontinued at any time after March 30, 2012, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.03% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.